Net Loss Per Share - Computation of Diluted Net Loss per Share Attributable to Common Stockholders (Details) - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	9,242,253	8,776,013
Unvested Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,642,165	2,165,350
Outstanding Stock Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	5,600,088	6,610,663